Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of contract assets

	December 31, 2024	December 31, 2023

Revenue recognized	$97,333,105	$71,023,301
Less: progress billings	(57,343,747)	(31,857,462)
Contract assets	$39,989,358	$39,165,839
Contract assets, current	$31,438,860	$34,280,084
Contract assets, non-current	$8,550,498	$4,885,755